                        Institutional Money Market Funds
           ---------------------------------------------------------
                       Twelve months ended June 30, 2002






                                   One Group
                                     Annual
                                     Report

               One Group(R) Institutional Prime Money Market Fund
                  One Group(R) Treasury Only Money Market Fund
                   One Group(R) Government Money Market Fund

                                                [ONE GROUP(R) Mutual Funds LOGO]

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       1
                                                                          Report

One Group Institutional Money Market Funds
--------------------------------------------------------------------------------
Table of Contents

Portfolio Performance Review ...............................    2
Schedule of Portfolio Investments ..........................    5
Statements of Assets and Liabilities .......................   12
Statements of Operations ...................................   13
Statements of Changes in Net Assets ........................   14
Financial Highlights .......................................   15
Notes to Financial Statements ..............................   16
Report of Independent Accountants ..........................   19
Trustees ...................................................   20
Officers ...................................................   21

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       2
Report

One Group Institutional Prime Money Market Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Patrick Graham, member of the money market team, and Gary Madich, CFA and chief investment officer of fixed income securities.

How did the Fund's yield change?
As should be expected in a falling interest rate environment, the seven-day yield on the Fund's I shares moved from 4.03% on June 30, 2001, to 1.92% on June 30, 2002. For the entire 12-month period, the Federal Reserve Board slashed 2 percentage points from the federal funds rate, which set the tone for other short-term interest rates.

Why did the Fed cut rates so significantly?
Most market observers thought the Fed's quarter-point rate cut on August 21, 2001, probably was the last of the easing cycle. That move represented the eighth rate cut for calendar year 2001 to date, and there were signs that the Fed's easing strategy finally was starting to help the struggling economy. But, 20 days later, the series of terrorist attacks against the United States pushed the financial markets into a state of uneasiness that lasted the rest of the year. The Fed jumped into action to inject liquidity and help restore confidence in the shaken U.S. economy. The Fed cut interest rates three times after the September 11 terrorist attacks, lowering the federal funds rate to 1.75 percent.

What did this heightened demand for safety mean for the Fund and its shareholders?
Disappointing stock market performance pushed investors into the relative safe haven of money market funds and assets in the Fund increased by 150 percent during the fiscal year. This influx of new money made for a challenging investing climate for the Fund. Fortunately, a positively-sloped yield curve enabled us to implement a "barbell" maturity strategy. This tactic aided performance while providing ample liquidity for shareholders.

What is a "barbell" maturity strategy, and how does it benefit shareholders?
A barbell strategy involves focusing on two opposite maturity ranges, similar to the opposite ends of a barbell. We kept one end of the barbell in overnight investments and the other end in longer-term securities to keep the Fund's weighted average maturity in line with that of its peers. In an environment in which the yield curve was positively sloped, longer maturities pay a higher yield than overnight securities. Thus, one "end" of our strategy led to a competitive yield for our shareholders, while the other "end" provided sufficient liquidity to meet their needs.

Looking ahead, how will you position the Fund to make the most of the market?
We believe the Fed will be on hold until at least late 2002. Because of the amount of monetary and fiscal stimulus injected into the economy over the last 18 months, the likelihood of a sustained recovery is high. Nevertheless, until the market is confident that the recovery is real, the slope of the yield curve should remain unchanged. As such, we plan to maintain our barbell strategy until the economic recovery shows staying power and the yield curve starts steepening. At that point we may consider shifting to a "laddered" strategy.

Maturity Schedule*

1-2 days......................  31.4%
3-14 days.....................   8.8%
15-29 days....................  16.7%
30-59 days....................  11.2%
60-89 days....................   9.2%
90+ days......................  22.7%
Average Weighted Maturity.... 59 days

Portfolio Allocation*

Certificates of Deposit.......  30.8%
Repurchase
  Agreements/Investment
  Companies...................  28.6%
Commercial Paper..............  15.5%
Medium Term Corporate Notes
  and Bonds...................  15.6%
Funding Agreements............   5.4%
Extendable Commercial Notes...   4.1%

Ratings/Approvals*

Moody's...........................Aaa
Standard & Poor's................AAAm
Fitch IBCA........................AAA
National Association of Insurance
  Commissioners.........NAIC Approved

                                                  Average Annual Total Return
    Class of Shares     Inception   7 Day Yield    1 Year     Since Inception
        Class I          4/19/99       1.92%        2.55%          4.80%
        Class S          4/19/99       1.67%        2.31%          4.57%
  Administrative Class   4/19/99       1.82%        2.45%          4.70%

* As of June 30, 2002. Portfolio composition subject to change. Ratings are not recommendations to buy, sell, or hold securities of a Fund and may be revised or withdrawn at any time.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class S (4/10/00) and Administrative Class (11/1/01), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       3
                                                                          Report

One Group Treasury Only Money Market Fund
--------------------------------------------------------------------------------
Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Christopher Mercy, member of the money market team, and Gary Madich, CFA and chief investment officer of fixed income securities.

What was the Fund's yield at year-end?
The seven-day yield on June 30, 2002 for the Fund's I shares was 1.66%, down from 3.64% on June 30, 2001. The change was due to a 2-percentage-point drop in the federal funds rate which led to a declining interest-rate environment during the fiscal year.

What caused rates to decline?
The Federal Reserve Board took an aggressive easing stance after the September 11, 2001 terrorist attacks against the United States. The Fed cut interest rates eight times before then and implemented another three cuts before the end of the calendar year, bringing the federal funds rate down to 1.75 percent.

How did you make the most of this declining rate environment?
Our key strategy was to extend the Fund's average maturity to capture the yield advantages of relatively longer-term paper. This strategy was effective, because it allowed the Fund to participate as the market moved on changing expectations toward future Fed action. For a while, as economic growth appeared to be coming back strongly, the market expected the Fed to embark on an aggressive rate-tightening campaign. But that sentiment faded, as the economy cooled and corporate accounting problems rattled the markets.

We also maintained our conservative posture, never forgetting that our objective is to promote safety of principal and liquidity and generate yield advantages for our shareholders. In addition, we bought and sold securities along the entire money market yield curve to enhance the Fund's yield and reduce reinvestment risk as rates declined. Finally, our economic and securities analysis helped us make what we believe were effective buy and sell decisions.

What's your outlook for the economy and market, and how will you position the Fund?
We expect a gradual economic recovery with interest rates rising sometime in late 2002 or early 2003. Any further escalation in the Middle East tensions or the war on terrorism may have a negative psychological impact on the market. Additionally, the current corporate credibility crisis may weigh heavily on investor confidence in the months ahead.

In the short run, these issues may push more investor money into money market funds and other cash equivalents. This may force interest rates lower, even as the Fed's monetary policy remains unchanged. Given this climate, we expect to continue to incrementally increase the Fund's average maturity to enhance yield.

Maturity Schedule*

1-2 days......................   0.0%
3-14 days.....................  13.7%
15-29 days....................  15.9%
30-59 days....................  31.4%
60-89 days....................  36.0%
90+ days......................   3.0%
Average Weighted Maturity.... 48 days

Portfolio Allocation*

U.S. Treasury Obligations.....  100.0%

Ratings/Approvals*

Moody's...........................Aaa
Standard & Poor's..............AAAm-G
National Association of Insurance
  Commissioners.........NAIC Approved

                                                     Average Annual Total Return
    Class of Shares     Inception   7 Day Yield   1 Year   5 Year   Since Inception
        Class I          4/16/93       1.66%      2.28%    4.60%         4.64%
        Class S          4/16/93       1.41%      2.04%    4.36%         4.38%
  Administrative Class   4/16/93       1.56%      2.18%    4.50%         4.53%

* As of June 30, 2002. Portfolio composition subject to change. Ratings are not recommendations to buy, sell, or hold securities of a Fund and may be revised or withdrawn at any time.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class S (4/10/00) and Administrative Class (11/1/01), performance is based on Class I performance adjusted to reflect the deduction of fees and expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       4
Report

One Group Government Money Market Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Christopher Mercy, member of the money market team, and Gary Madich, CFA and chief investment officer of fixed income securities.

What was the Fund's yield at the end of the year?
The seven-day yield on the Fund's I shares was 1.86% on June 30, 2002, compared to 4.11% a year earlier.

Why did the yield change so much?
The decline in the Fund's yield reflects the general decline in short-term interest rates during the period. The Federal Reserve Board, which cut rates eight times between January 2001 and August 2001, took swift action to enhance liquidity and revive the economy with three more rate cuts before the end of December 2001, in the wake of the terrorist attacks of September 11, 2001.

How did you make the most of this declining rate environment?
Our key strategy was to extend the Fund's average maturity to capture the yield advantages of longer-term paper. This strategy was effective, because it allowed the Fund to participate as the market moved positively on changing expectations of future Fed action. When it appeared as though the economy would rebound strongly, nervous investors feared an aggressive Fed tightening campaign, and rates moved higher. But the likelihood of that action faded as the economy cooled off, and rates moved back down.

We also maintained our conservative posture, never forgetting that our objective is to promote safety of principal and liquidity and generate yield advantages for our shareholders. In addition, we bought and sold securities along the entire money market yield curve to capture yield advantages. Finally, our economic and securities analysis helped us make what we believe were smart buy and sell decisions.

What's your outlook for the economy and market?
We expect a gradual economic recovery with interest rates rising sometime in late 2002 or early 2003. Any further escalation in the Middle East tensions or the war on terrorism may have a negative psychological impact on the market. Additionally, the current corporate credibility crisis may weigh heavily on investor confidence in the months ahead.

How will this outlook influence the Fund?
In the short run, these issues may push more investor money into money market funds and other cash equivalents. This may force interest rates lower, even as Fed monetary policy remains unchanged. Given this climate, we expect to continue to incrementally increase the Fund's average maturity to enhance yield.

Maturity Schedule*

1-2 days......................  60.7%
3-14 days.....................  10.6%
15-29 days....................   0.3%
30-59 days....................   4.1%
60-89 days....................   1.4%
90+ days......................  22.9%
Average Weighted Maturity.... 47 days

Portfolio Allocation*

Repurchase
  Agreements/Investment
  Companies...................  55.9%
U.S. Government Agency
  Securities..................  42.8%
U.S. Treasury Obligations.....   1.3%

Ratings/Approvals*

Moody's...........................Aaa
Standard & Poor's................AAAm
National Association of Insurance
  Commissioners.........NAIC Approved

                                                     Average Annual Total Return
    Class of Shares     Inception   7 Day Yield   1 Year   5 Year   Since Inception
        Class I          6/14/93       1.86%      2.45%    4.96%         4.95%
        Class S          6/14/93       1.61%      2.21%    4.71%         4.70%
  Administrative Class   6/14/93       1.76%      2.34%    4.85%         4.84%

* As of June 30, 2002. Portfolio composition subject to change. Ratings are not recommendations to buy, sell, or hold securities of a Fund and may be revised or withdrawn at any time.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class S (4/10/00) and Administrative Class (11/1/01), performance is based on Class I performance adjusted to reflect the deduction of fees and expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       5
                                                                          Report

One Group Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)

Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Commercial Paper (15.5%):
Asset Backed (10.0%):
$  194,600   Atlantis One Funding Corp.,
               1.87%, 12/2/02 (b)........  $   193,043
    51,752   Atlantis One Funding Corp.,
               1.98%, 12/4/02 (b)........       51,335
    55,545   Atlantis One Funding Corp.,
               2.00%, 12/9/02 (b)........       55,080
    40,000   Atlantis One Funding Corp.,
               1.85%, 12/16/02 (b).......       39,655
    91,228   Bavaria Universal Funding
               Corp., 1.85%, 7/5/02 (b)..       91,209
    90,000   Bavaria Universal Funding
               Corp., 1.82%, 11/12/02*
               (b).......................       89,997
   400,000   Clipper Receivables Corp.,
               2.00%, 7/1/02 (b).........      400,000
   269,000   Galaxy Funding, Inc., 1.97%,
               7/26/02...................      268,632
    35,000   Galaxy Funding, Inc., 1.85%,
               9/12/02...................       34,869
   160,000   Giro-Multi Funding Corp.,
               1.80%, 7/22/02 (b)........      159,832
   145,000   Greyhawk Funding L.L.C.,
               2.11%, 10/4/02 (b)........      144,193
    35,000   K2 (USA) L.L.C., 2.14%,
               10/10/02 (b)..............       34,791
    53,500   K2 (USA) L.L.C., 2.12%,
               10/15/02 (b)..............       53,166
    47,171   Kitty Hawk Funding Corp.,
               2.15%, 9/20/02 (b)........       46,943
   100,000   Moat Funding L.L.C., 1.81%,
               7/25/02 (b)...............       99,879
   100,000   Moat Funding L.L.C., 1.95%,
               8/23/02 (b)...............       99,713
   100,000   Moat Funding L.L.C., 1.95%,
               8/26/02 (b)...............       99,697
   100,000   Moat Funding L.L.C., 2.13%,
               10/8/02 (b)...............       99,414
    45,621   Mont Blanc Capital Corp.,
               1.85%, 9/3/02 (b).........       45,471
   134,285   Sheffield Receivables Corp.,
               1.86%, 7/8/02 (b).........      134,236
   100,000   Sheffield Receivables Corp.,
               2.24%, 7/19/02 (b)........       99,888
    35,080   Sheffield Receivables Corp.,
               1.79%, 7/22/02 (b)........       35,043
    50,000   Sigma Finance, Inc., 1.95%,
               8/22/02 (b)...............       49,859
    70,000   Special Purpose Accounts
               Receivable Cooperative
               Corp., 1.83%, 8/23/02
               (b).......................       69,811
                                           -----------
                                             2,495,756
                                           -----------

Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Commercial Paper, continued:
Banking (5.2%):
$  127,000   Caisse Nationale des Caisses
               d'Epargne et de
               Prevoyance, 2.10%,
               10/21/02 .................  $   126,172
    50,000   Caisse Nationale des Caisses
               d'Epargne et de
               Prevoyance, 1.85%,
               12/6/02...................       49,594
    99,000   Caisse Nationale des Caisses
               d'Epargne et de
               Prevoyance, 2.38%, 1/3/03
               (b).......................       97,783
    95,000   Caisse Nationale des Caisses
               d'Epargne et de
               Prevoyance, 2.28%, 1/21/03
               (b).......................       93,773
   180,000   Depfa Bank Europe PLC,
               1.88%, 12/23/02 (b).......      178,355
   100,000   Dexia Delaware Bank L.L.C.,
               2.10%, 10/15/02...........       99,382
   200,000   KBC Financial Products
               International, 2.00%,
               7/1/02 (b)................      199,999
   150,000   Stadshypotek Delaware,
               1.86%, 7/5/02 (b).........      149,969
   100,000   Westdeutsche Landesbank,
               2.29%, 1/22/03 (b)........       98,696
   100,000   Westpac Trust Securities,
               1.95%, 7/11/02............       99,946
   100,000   Westpac Trust Securities,
               2.01%, 8/16/02............       99,743
                                           -----------
                                             1,293,412
                                           -----------
Insurance (0.3%):
    47,600   Prudential PLC, 1.84%,
               7/15/02 (b)...............       47,566
    25,500   Prudential PLC, 1.93%,
               8/9/02 (b)................       25,447
                                           -----------
                                                73,013
                                           -----------
  Total Commercial Paper                     3,862,181
                                           -----------
Extendable Commercial Notes (4.7%):
Asset Backed (4.1%):
    75,881   Brahms Funding Corp., 1.85%,
               7/12/02 (b)...............       75,838
   114,477   Brahms Funding Corp., 1.85%,
               7/26/02 (b)...............      114,330
    41,782   Brahms Funding Corp., 1.85%,
               7/29/02 (b)...............       41,722

Continued

One Group Institutional Prime Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       6
Report

Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Extendable Commercial Notes, continued:
Asset Backed, continued:
$   60,455   Brahms Funding Corp., 1.85%,
               7/29/02 (b)...............  $    60,368
    40,000   Brahms Funding Corp., 1.84%,
               8/9/02 (b)................       39,920
   179,075   Dakota (Citibank Credit Card
               Master Trust), 2.05%,
               7/1/02 (b)................      179,075
   145,958   Fenway Funding L.L.C.,
               1.89%, 8/21/02 (b)........      145,567
    77,505   Fenway Funding L.L.C.,
               1.88%, 9/3/02 (b).........       77,246
   282,307   Witmer Funding L.L.C.,
               1.86%, 7/18/02 (b)........      282,059
                                           -----------
                                             1,016,125
                                           -----------
Telecommunications (0.6%):
   160,000   SBC Communications, Inc.,
               1.80%, 8/7/02 (b).........      159,704
                                           -----------
  Total Extendable Commercial Notes          1,175,829
                                           -----------
Corporate Notes/Medium Term Notes (12.6%):
Asset Backed (9.8%):
    15,000   Beta Finance, Inc., 4.15%,
               7/15/02 (b)...............       15,002
   103,000   Blue Heron Funding Ltd.,
               1.89%, 10/18/02* (b)......      103,000
   157,000   Blue Heron Funding Ltd.,
               1.87%, 3/21/03* (b).......      157,000
    50,000   C.C. (USA), Inc., 3.64%,
               8/27/02 (b)...............       50,006
    35,000   Dorada Finance Inc., 3.66%,
               9/20/02 (b)...............       35,000
    76,500   G-Force Ltd., Series 02-1,
               1.89%, 6/24/03* (b).......       76,500
   112,243   G-Star Ltd. 02-1, Series
               A-1MM, 1.90%, 4/25/03*
               (b).......................      112,243
    50,000   K2 (USA) L.L.C., 3.91%,
               7/15/02 (b)...............       50,000
    55,000   K2 (USA) L.L.C., 3.87%,
               7/22/02 (b)...............       55,002
    15,000   K2 (USA) L.L.C., 2.68%,
               10/15/02 (b)..............       15,020
    75,000   K2 (USA) L.L.C., 2.25%,
               11/8/02 (b)...............       75,000
    80,000   K2 (USA) L.L.C., 2.45%,
               12/6/02 (b)...............       80,000
   100,000   Links Finance L.L.C., 3.92%,
               7/2/02 (b)................      100,000
    50,000   Links Finance L.L.C., 3.58%,
               9/30/02 (b)...............       50,000
    30,000   Links Finance L.L.C., 2.06%,
               11/18/02 (b)..............       29,975

Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Corporate Notes/Medium Term Notes, continued:
Asset Backed, continued:
$   50,000   Links Finance L.L.C., 1.82%,
               2/5/03* (b)...............  $    49,994
    50,000   Links Finance L.L.C., 2.80%,
               3/17/03 (b)...............       50,000
    56,000   Putnam Structured Product
               Series 01-1 A1MM-A, 1.97%,
               5/25/03* (b)..............       56,000
   214,000   Racers Series 00-7-MM,
               1.89%, 10/30/02* (b)......      213,999
    10,000   Racers Series 00-7-MM,
               1.90%, 5/30/03* (b).......       10,000
    14,000   Racers Series 00-7-MM,
               1.94%, 5/30/03* (b).......       14,000
    97,500   Racers Series 01-40-C,
               1.84%, 12/20/02* (b)......       97,432
   160,000   Racers Series 01-8-MM,
               1.89%, 4/1/03* (b)........      160,000
    50,000   Racers Series 02-17-C,
               1.78%, 5/15/03* (b).......       49,924
    47,500   Racers Series 02-8-C, 1.83%,
               3/3/03* (b)...............       47,456
    18,000   Racers Series 99-35-MM-MBS,
               1.93%, 12/16/02* (b)......       18,000
    45,000   Sigma Finance, Inc., 3.74%,
               8/8/02 (b)................       45,004
    50,000   Sigma Finance, Inc., 3.77%,
               8/9/02 (b)................       50,006
    50,000   Sigma Finance, Inc., 3.81%,
               8/12/02 (b)...............       50,009
    25,000   Sigma Finance, Inc., 2.36%,
               11/20/02 (b)..............       25,009
    45,000   Sigma Finance, Inc., 1.84%,
               11/22/02* (b).............       45,000
    50,000   Sigma Finance, Inc., 1.84%,
               2/26/03* (b)..............       50,000
   100,000   Sigma Finance, Inc., 1.84%,
               3/3/03* (b)...............      100,000
    21,300   Strategic Money Market
               Trust, Series 00-H, 1.94%,
               9/24/02* (b)..............       21,300
    34,000   Strategic Money Market
               Trust, Series 00-M, 1.89%,
               12/13/02* (b).............       34,000
    14,775   Strategic Money Market
               Trust, Series 00-M, 1.98%,
               12/13/02* (b).............       14,775
   128,000   Structured Products Asset
               Return Certificates,
               Series 01-13, 1.98%,
               7/24/02* (b)..............      128,000
   100,000   URI Trust, Series 01-2,
               1.87%, 2/28/03* (b).......      100,000
                                           -----------
                                             2,433,656
                                           -----------

Continued

One Group Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       7
                                                                          Report

Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Corporate Notes/Medium Term Notes, continued:
Banking (0.6%):
$   98,000   American Express Centurion
               Bank, 1.83%, 3/20/03*.....  $    98,000
    50,000   Union Bank of Switzerland,
               1.94%, 3/14/03* (b).......       50,000
                                           -----------
                                               148,000
                                           -----------
Financial Services (2.2%):
   145,000   American Express Credit
               Corp., 1.84%, 2/26/03*....      145,001
   125,000   American Express Credit
               Corp., 1.83%, 4/8/03*.....      125,000
    65,000   American Express Credit
               Corp., 1.83%, 4/16/03*....       65,000
    75,000   American Express Credit
               Corp., 1.83%, 4/25/03*....       75,000
   124,000   General Electric Capital
               Corp., 6.70%, 10/1/02.....      125,368
    20,215   Heller Financial, Inc.,
               7.50%, 8/23/02............       20,376
                                           -----------
                                               555,745
                                           -----------
  Total Corporate Notes/Medium Term Notes    3,137,401
                                           -----------
Municipal Notes and Bonds (0.8%):
California (0.1%):
    36,100   Anaheim, Certificates of
               Participation, 2.25%,
               8/12/02...................       36,100
                                           -----------
Georgia (0.5%):
    19,652   Municipal Electric
               Authority, 1.88%,
               10/2/02...................       19,652
    77,049   Municipal Electric
               Authority, 1.90%,
               10/2/02...................       77,049
                                           -----------
                                                96,701
                                           -----------
New York (0.2%):
    60,000   New York, GO, Series A-10,
               1.83%, 11/1/21, FSA* (b)..       60,000
                                           -----------
  Total Municipal Notes and Bonds              192,801
                                           -----------
Funding Agreements (5.4%):
Insurance (5.4%):
    75,000   AIG Life Insurance Co.,
               2.11%, 3/28/03*...........       75,000
   175,000   GE Life & Annuity Assurance
               Co., 2.01%, 10/28/02*.....      175,000
   200,000   Metropolitan Life Insurance
               Co., 1.96%, 3/17/03*......      200,000
   200,000   New York Life Insurance Co.,
               1.97%, 11/6/02*...........      200,000
   200,000   New York Life Insurance Co.,
               1.96%, 2/28/03*...........      200,000

Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Funding Agreements, continued:
Insurance, continued:
$  175,000   Peoples Benefit Life
               Insurance Co., 2.04%,
               7/11/03*..................  $   175,000
    80,000   Transamerica Life Insurance
               & Annuity Co., 2.06%,
               7/11/03*..................       80,000
   120,000   Travelers Insurance Co.,
               1.98%, 12/13/02*..........      120,000
    50,000   Travelers Insurance Co.,
               1.97%, 3/7/03*............       50,000
    30,000   Travelers Insurance Co.,
               1.98%, 3/18/03*...........       30,000
    50,000   United of Omaha Life
               Insurance Co., 2.04%,
               8/29/02*..................       50,000
                                           -----------
  Total Funding Agreements                   1,355,000
                                           -----------
Certificates of Deposit (30.8%):
Euro (10.2%):
   100,000   Bank of Nova Scotia, 2.02%,
               9/19/02...................      100,001
   200,000   Barclays Bank PLC, 1.77%,
               7/22/02...................      200,001
   100,000   Barclays Bank PLC, 2.00%,
               9/4/02....................      100,000
   100,000   Bayerische Hypo-Und
               Vereinsbank, 2.02%,
               9/9/02....................      100,009
    75,000   Bayerische Hypo-Und
               Vereinsbank, 2.13%,
               10/28/02..................       74,959
   198,000   Credit Agricole Indosuez,
               2.18%, 10/9/02............      198,022
   198,000   Credit Agricole Indosuez,
               2.18%, 10/11/02...........      198,011
    50,000   Credit Agricole Indosuez,
               2.63%, 1/7/03.............       50,000
   200,000   Credit Agricole Indosuez,
               2.29%, 2/24/03............      200,006
   100,000   Deutsche Bank, 2.30%,
               12/30/02..................       99,896
    98,000   Dresdner Bank, 2.02%,
               9/20/02...................       98,000
   100,000   Dresdner Bank, 1.89%,
               12/20/02..................      100,009
   150,000   Halifax PLC, 1.90%, 8/1/02..      150,003
   145,000   Halifax PLC, 1.94%, 8/5/02..      145,008
    95,000   Landesbank
               Baden-Wuerttemberg, 1.92%,
               7/8/02....................       95,000
   100,000   Lloyds TSB Bank PLC, 2.61%,
               4/8/03....................       99,791

Continued

One Group Institutional Prime Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       8
Report

Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Certificates of Deposit, continued:
Euro, continued:
$   97,000   Nordea Bank PLC, 1.87%,
               12/24/02..................  $    97,002
   100,000   Norddeutsche Landesbank,
               2.27%, 2/28/03............      100,000
    98,000   Rabobank Nederland, 2.29%,
               2/13/03...................       98,000
   148,000   Societe General, 2.01%,
               9/19/02...................      148,003
    98,000   Societe General, 2.01%,
               9/27/02...................       98,000
                                           -----------
                                             2,549,721
                                           -----------
Yankee (20.6%):
    50,000   Abbey National PLC, 2.46%,
               12/18/02..................       49,991
   100,000   Abbey National PLC, 2.57%,
               12/23/02..................      100,009
   200,000   Abbey National PLC, 2.62%,
               5/30/03...................      200,072
    99,000   Bank of Nova Scotia, 3.60%,
               8/19/02...................       98,994
    55,000   Bank of Nova Scotia, 2.85%,
               3/19/03...................       55,181
   100,000   Bayerische Hypo-Und
               Vereinsbank, 2.21%,
               3/7/03....................      100,000
    50,000   Bayerische Landesbank,
               2.52%, 12/23/02...........       49,998
   195,000   BNP Paribas, 1.87%,
               7/19/02...................      195,000
   100,000   Canadian Imperial Bank of
               Commerce, 1.69%,
               7/18/02...................      100,000
   100,000   Canadian Imperial Bank of
               Commerce, 1.70%, 8/1/02...      100,000
    98,500   Canadian Imperial Bank of
               Commerce, 2.18%,
               12/3/02...................       98,382
   199,000   Canadian Imperial Bank of
               Commerce, 2.10%,
               12/31/02..................      199,000
   100,000   Credit Agricole Indosuez,
               1.72%, 8/19/02............      100,000
    50,000   Credit Agricole Indosuez,
               2.17%, 10/31/02...........       50,000
   200,000   Credit Agricole Indosuez,
               2.55%, 7/9/03.............      200,000
    99,000   Dexia Public Finance Bank,
               3.59%, 9/20/02............       98,997
   100,000   Dexia Public Finance Bank,
               3.61%, 9/20/02............       99,997
    98,000   Dexia Public Finance Bank,
               2.45%, 12/31/02...........       97,990

Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Certificates of Deposit, continued:
Yankee, continued:
$   50,000   Dresdner Bank, 2.78%,
               4/11/03...................  $    49,988
    75,000   Dresdner Bank, 2.60%,
               5/7/03....................       75,095
    55,000   KBC Bank, 2.45%, 2/4/03.....       55,064
   100,000   Landesbank
               Baden-Wuerttemberg, 1.81%,
               7/22/02...................      100,000
   100,000   Lloyds TSB Bank PLC, 2.14%,
               9/5/02....................      100,000
    50,000   Lloyds TSB Bank PLC, 2.11%,
               9/30/02...................       50,000
   100,000   Lloyds TSB Bank PLC, 2.24%,
               10/7/02...................      100,000
   100,000   Natexis Banque Populaires,
               1.97%, 7/15/02............      100,000
   100,000   Natexis Banque Populaires,
               1.87%, 7/18/02............      100,000
   100,000   Natexis Banque Populaires,
               1.72%, 8/19/02............      100,000
   100,000   Natexis Banque Populaires,
               2.15%, 9/13/02............      100,001
   150,000   Natexis Banque Populaires,
               2.22%, 2/10/03............      150,009
    50,000   National Westminster Bank
               PLC, 4.09%, 7/5/02........       50,009
    98,000   Norddeutsche Landesbank,
               4.18%, 7/31/02............       98,000
    50,000   Norddeutsche Landesbank,
               2.59%, 12/23/02...........       49,998
   100,000   Norddeutsche Landesbank,
               2.64%, 5/16/03............       99,983
   250,000   Nordeutsche Landesbank,
               1.75%, 6/30/03*...........      249,862
   196,000   Rabobank Nederland, 2.43%,
               11/25/02..................      196,039
    48,000   Rabobank Nederland, 2.35%,
               3/7/03....................       48,035
    40,000   Royal Bank of Scotland,
               3.42%, 9/11/02............       40,099
   150,000   Svenska Handelsbanken,
               2.50%, 6/13/03............      149,965
   250,000   Svenska Handelsbanken,
               1.75%, 6/30/03*...........      249,862
   200,000   Swedbank, 2.00%, 9/18/02....      200,000
    98,000   Union Bank of Switzerland,
               4.01%, 7/30/02............       97,997
   200,000   Union Bank of Switzerland,
               1.86%, 7/31/02............      200,000

Continued

One Group Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       9
                                                                          Report


Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Certificates of Deposit, continued:
Yankee, continued:
$  139,000   Union Bank of Switzerland,
               2.15%, 10/29/02...........  $   138,918
   100,000   Westdeutsche Landesbank,
               1.89%, 7/9/02.............      100,000
    97,000   Westdeutsche Landesbank,
               2.02%, 9/10/02............       97,000
    22,000   Westpac Banking Corp.,
               2.36%, 3/10/03............       21,998
                                           -----------
                                             5,161,533
                                           -----------
  Total Certificates of Deposit              7,711,254
                                           -----------
Time Deposit (1.4%):
Banking (1.4%):
   342,000   Union Bank of Switzerland,
               Grand Cayman, 1.75%,
               7/1/02....................      342,000
                                           -----------
  Total Time Deposit                           342,000
                                           -----------

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Repurchase Agreements (24.0%):
$5,998,028   Mortgage Backed Joint
               Repurchase Agreement,
               1.99%, 7/1/02 (Proceeds at
               maturity $5,999,021,
               collateralized by various
               U.S. Government
               securities)...............  $ 5,998,028
                                           -----------
  Total Repurchase Agreements                5,998,028
                                           -----------
Investment Companies (4.6%):
 1,158,500   STIC Liquid Assets
               Portfolio.................    1,158,500
                                           -----------
  Total Investment Companies                 1,158,500
                                           -----------
Total (Amortized Cost $24,932,994)(a)      $24,932,994
                                           ===========

------------
Percentages indicated are based on net assets of $24,990,720.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.

FSA        Federal Security Assurance
GO         General Obligation
STIC       Short-Term Investment Co.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       10
Report

One Group Treasury Only Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Treasury Obligations (100.1%):
U.S. Treasury Bills (97.2%):
$172,750    7/5/02 ........................  $  172,716
 203,830    7/11/02 .......................     203,734
 225,815    7/18/02 .......................     225,634
 212,110    7/25/02 .......................     211,864
 205,000    8/1/02 ........................     204,686
 221,220    8/8/02 ........................     220,816
 201,545    8/15/02 .......................     201,106
 235,470    8/22/02 .......................     234,893
 201,800    8/29/02 .......................     201,234
 239,290    9/5/02 ........................     238,531

Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Treasury Obligations, continued:
U.S. Treasury Bills, continued:
$202,925    9/12/02 .......................  $  202,213
 200,000    9/19/02 .......................     199,249
 150,000    9/26/02 .......................     149,387
   1,815    11/14/02 ......................       1,802
                                             ----------
                                              2,667,865
                                             ----------
U.S. Treasury Notes (2.9%):
  80,000    5.75%, 10/31/02 ...............      80,905
                                             ----------
  Total U.S. Treasury Obligations             2,748,770
                                             ----------
Total (Amortized Cost $2,748,770)(a)         $2,748,770
                                             ==========

------------
Percentages indicated are based on net assets of $2,745,373.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       11
                                                                          Report

One Group Government Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)

  Shares
    or
Principal
  Amount         Security Description         Value
----------   -----------------------------  ----------
U.S. Government Agency Securities (42.8%):
Fannie Mae (17.8%):
$   85,000   1.90%, 7/2/02 ...............  $   84,996
    85,000   1.90%, 7/9/02 ...............      84,964
    90,000   1.83%, 8/7/02 ...............      89,831
    90,000   1.86%, 8/21/02 ..............      89,763
   130,000   2.28%, 10/4/02 ..............     129,219
    75,000   2.30%, 11/1/02 ..............      74,411
   120,208   1.92%, 11/29/02 .............     119,240
    50,000   1.80%, 12/11/02 .............      49,594
    60,000   2.26%, 2/7/03 ...............      59,168
   260,000   1.72%, 5/7/03* ..............     259,941
   150,000   1.77%, 9/19/03* .............     149,944
                                            ----------
                                             1,191,071
                                            ----------
Federal Farm Credit Bank (0.8%):
    55,600   1.91%, 1/15/03 ..............      55,016
                                            ----------
Federal Home Loan Bank (8.1%):
    94,000   1.93%, 9/4/02 ...............      93,672
   130,000   1.73%, 12/12/02* ............     129,989
    44,000   2.20%, 2/14/03, Callable
               8/14/02 @ 100 .............      44,000
   125,000   1.72%, 2/26/03* .............     124,970
    44,000   2.75%, 6/13/03, Callable
               9/13/02 @ 100 .............      44,000
   110,000   1.83%, 3/5/04* ..............     110,000
                                            ----------
                                               546,631
                                            ----------
Freddie Mac (13.6%):
    21,205   1.85%, 7/18/02 ..............      21,186
    93,000   1.84%, 8/16/02 ..............      92,782
   100,000   2.28%, 10/10/02 .............      99,360
    75,000   2.51%, 11/1/02 ..............      75,000
   223,000   1.93%, 11/7/02 ..............     221,461
    33,625   2.05%, 12/4/02 ..............      33,326
    62,000   2.24%, 1/2/03 ...............      61,286
    88,000   2.57%, 1/8/03 ...............      86,800
    27,000   2.12%, 1/10/03 ..............      26,693
    66,000   2.70%, 5/21/03, Callable
               8/21/02 @ 100 .............      66,000
    44,000   2.45%, 6/17/03, Callable
               9/17/02 @ 100 .............      44,000
    90,000   1.85%, 7/8/03* ..............      89,974
                                            ----------
                                               917,868
                                            ----------

  Shares
    or
Principal
  Amount         Security Description         Value
----------   -----------------------------  ----------
U.S. Government Agency Securities, continued:
Student Loan Marketing Assoc. (2.5%):
$  125,000   3.75%, 7/1/02 ...............  $  125,000
    44,000   2.65%, 6/13/03 ..............      43,995
                                            ----------
                                               168,995
                                            ----------
  Total U.S. Government Agency Securities    2,879,581
                                            ----------
U.S. Treasury Obligations (1.3%):
U.S. Treasury Bills (1.3%):
    87,000   11/21/02 ....................      86,342
                                            ----------
  Total U.S. Treasury Obligations               86,342
                                            ----------
Repurchase Agreements (51.9%):
 3,170,603   Government Agency Joint
               Repurchase Agreement,
               1.96%, 7/1/02 (Proceeds at
               maturity $3,171,122,
               collateralized by various
               U.S. Government
               securities) ...............   3,170,603
   180,000   Morgan Stanley, 1.85%,
               7/14/02 (Proceeds at
               maturity $180,842,
               collateralized by various
               U.S. Government
               securities) ...............     180,000
    90,000   Morgan Stanley, 2.08%,
               10/10/02 (Proceeds at
               maturity $90,884,
               collateralized by various
               U.S. Government
               securities) ...............      90,000
    59,847   Treasury Joint Repurchase
               Agreement, 1.91%, 7/1/02
               (Proceeds at maturity
               $59,857, collateralized by
               various U.S. Treasury
               securities) ...............      59,847
                                            ----------
  Total Repurchase Agreements                3,500,450
                                            ----------
Investment Companies (4.0%):
    50,000   STIT Government & Agency
               Portfolio .................      50,000
   220,000   STIT Treasury Portfolio .....     220,000
                                            ----------
  Total Investment Companies                   270,000
                                            ----------
Total (Amortized Cost $6,736,373)(a)        $6,736,373
                                            ==========

------------
Percentages indicated are based on net assets of $6,733,576.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.

STIT       Short-Term Investment Trust

See notes to financial statements.

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       12
Report

Institutional Money Market Funds Annual Report
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
(Amounts in thousands, except per share amounts)

                                                              Institutional Prime    Treasury Only     Government
                                                                 Money Market        Money Market     Money Market
                                                                     Fund                Fund             Fund
                                                              -------------------    -------------    ------------
Assets:
Investments, at amortized cost .............................      $18,934,966         $2,748,770       $3,235,923
Repurchase agreements, at cost .............................        5,998,028                 --        3,500,450
                                                                  -----------         ----------       ----------
Total investments, at cost .................................       24,932,994          2,748,770        6,736,373
Cash .......................................................              974                 22               --
Interest receivable ........................................           99,734                850            7,902
Receivable for capital shares issued .......................               42                 --               --
Collateral received for securities on loan .................               --                 --              152
Prepaid expenses ...........................................               40                  6               13
                                                                  -----------         ----------       ----------
Total Assets ...............................................       25,033,784          2,749,648        6,744,440
                                                                  -----------         ----------       ----------
Liabilities:
Dividends payable ..........................................           39,264              3,730            9,447
Payable for return of collateral received for securities on
  loan .....................................................               --                 --              152
Accrued expenses and other payables:
  Investment advisory fees .................................            1,740                182              427
  Administration fees ......................................            1,087                114              267
  Shareholder servicing fees ...............................              234                 50              138
  Other ....................................................              739                199              433
                                                                  -----------         ----------       ----------
Total Liabilities ..........................................           43,064              4,275           10,864
                                                                  -----------         ----------       ----------
Net Assets:
Capital ....................................................       24,990,512          2,745,378        6,733,565
Undistributed (distributions in excess of) net investment
  income ...................................................              208                 --               37
Accumulated undistributed net realized gains (losses) from
  investment transactions ..................................               --                 (5)             (26)
                                                                  -----------         ----------       ----------
Net Assets .................................................      $24,990,720         $2,745,373       $6,733,576
                                                                  ===========         ==========       ==========
Net Assets:
  Class I ..................................................      $23,525,561         $2,575,648       $5,951,880
  Class S ..................................................          921,196            138,436          699,907
  Administrative Class .....................................          543,963             31,289           81,789
                                                                  -----------         ----------       ----------
Total ......................................................      $24,990,720         $2,745,373       $6,733,576
                                                                  ===========         ==========       ==========
Outstanding Units of Beneficial Interest (Shares):
  Class I ..................................................       23,525,375          2,575,692        5,951,872
  Class S ..................................................          921,180            138,420          699,902
  Administrative Class .....................................          543,962             31,288           81,790
                                                                  -----------         ----------       ----------
Total ......................................................       24,990,517          2,745,400        6,733,564
                                                                  ===========         ==========       ==========
Net Asset Value
  Offering and redemption on price per share (Class I, Class
    S, and Administrative Class) ...........................      $      1.00         $     1.00       $     1.00
                                                                  ===========         ==========       ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       13
                                                                          Report

Institutional Money Market Funds Annual Report
--------------------------------------------------------------------------------
Statements of Operations
(Amounts in thousands)

                                                           Institutional Prime    Treasury Only     Government
                                                              Money Market        Money Market     Money Market
                                                                  Fund                Fund             Fund
                                                           -------------------    -------------    ------------
Investment Income:
Interest income .........................................       $451,483             $57,593         $153,475
Dividend income .........................................         20,057                  --            3,413
Income from securities lending ..........................             --                 633               14
                                                                --------             -------         --------
Total Income ............................................        471,540              58,226          156,902
                                                                --------             -------         --------
Expenses:
Investment advisory fees ................................         18,896               2,015            4,934
Administration fees .....................................          9,448               1,259            3,084
Shareholder servicing fees (Class S) ....................          2,102                 321            1,791
Shareholder servicing fees (Administrative Class) .......            194(a)               19(a)            28(a)
Custodian fees ..........................................            466                  50              119
Interest expense ........................................              6                  --               --
Legal and audit fees ....................................            158                  16               39
Trustees' fees and expenses .............................            232                  24               66
Transfer agent fees .....................................            171                  14               22
Registration and filing fees ............................          2,618                 152              234
Printing and mailing costs ..............................             68                   9               20
Other ...................................................            305                  57               96
                                                                --------             -------         --------
Total expenses before waivers ...........................         34,664               3,936           10,433
Less waivers ............................................         (3,909)                (13)            (107)
                                                                --------             -------         --------
Net Expenses ............................................         30,755               3,923           10,326
                                                                --------             -------         --------
Net Investment Income ...................................        440,785              54,303          146,576
                                                                --------             -------         --------
Realized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment
  transactions ..........................................          1,108                  30               11
                                                                --------             -------         --------
Change in net assets resulting from operations ..........       $441,893             $54,333         $146,587
                                                                ========             =======         ========

------------
(a) Period from commencement of operations of the Administrative Class on November 1, 2001.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       14
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Institutional Money Market Funds Annual Report
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Amounts in thousands)

                                       Institutional Prime                Treasury Only                    Government
                                        Money Market Fund               Money Market Fund              Money Market Fund
                                   ----------------------------    ---------------------------    ----------------------------
                                            Year Ended                     Year Ended                      Year Ended
                                             June 30,                       June 30,                        June 30,
                                   ----------------------------    ---------------------------    ----------------------------
                                       2002            2001            2002           2001            2002            2001
                                   -------------    -----------    ------------    -----------    ------------    ------------
From Investment Activities:
Operations:
   Net investment income ........  $     440,785    $   466,700    $     54,303    $    65,195    $    146,576    $    242,853
   Net realized gains (losses)
     from investment
     transactions ...............          1,108             18              30            103              11             273
                                   -------------    -----------    ------------    -----------    ------------    ------------
Change in net assets resulting
 from operations ................        441,893        466,718          54,333         65,298         146,587         243,126
                                   -------------    -----------    ------------    -----------    ------------    ------------
Distributions to Class I
 Shareholders:
   From net investment income ...       (419,432)      (456,475)        (51,636)       (59,481)       (130,272)       (220,773)
Distributions to Class S
 Shareholders:
   From net investment income ...        (18,716)       (10,225)         (2,423)        (5,714)        (16,049)        (22,080)
Distributions to Administrative
 Class Shareholders:
   From net investment income ...         (3,555)(a)          --           (297)(a)          --           (483)(a)           --
                                   -------------    -----------    ------------    -----------    ------------    ------------
Change in net assets from
 shareholder distributions ......       (441,703)      (466,700)        (54,356)       (65,195)       (146,804)       (242,853)
                                   -------------    -----------    ------------    -----------    ------------    ------------
Capital Transactions:
Change in net assets from capital
 transactions ...................     14,007,204      5,729,568         824,061        980,368       1,459,838       1,625,503
                                   -------------    -----------    ------------    -----------    ------------    ------------
Change in net assets ............     14,007,394      5,729,586         824,038        980,471       1,459,621       1,625,776
Net Assets:
   Beginning of period ..........     10,983,326      5,253,740       1,921,335        940,864       5,273,955       3,648,179
                                   -------------    -----------    ------------    -----------    ------------    ------------
   End of period ................  $  24,990,720    $10,983,326    $  2,745,373    $ 1,921,335    $  6,733,576    $  5,273,955
                                   =============    ===========    ============    ===========    ============    ============
Share Transactions (share
 transactions are at $1.00 per
 share):
Class I Shares:
   Issued .......................    148,594,453     60,566,461       7,014,393      4,080,778      21,437,445      18,589,821
   Reinvested ...................        117,427        122,446           2,945          2,743          12,204          37,510
   Redeemed .....................   (135,628,109)   (55,456,336)     (6,265,753)    (3,077,824)    (19,992,807)    (17,565,442)
                                   -------------    -----------    ------------    -----------    ------------    ------------
Change in Class I Shares ........     13,083,771      5,232,571         751,585      1,005,697       1,456,842       1,061,889
                                   =============    ===========    ============    ===========    ============    ============
Class S Shares:
   Issued .......................      6,077,746      2,709,294       1,122,047      1,191,150       3,120,174       2,585,980
   Reinvested ...................         10,369          4,393             790              6           5,357           2,674
   Redeemed .....................     (5,708,646)    (2,216,683)     (1,081,650)    (1,216,484)     (3,204,324)     (2,025,039)
                                   -------------    -----------    ------------    -----------    ------------    ------------
Change in Class S Shares ........        379,469        497,004          41,187        (25,328)        (78,793)        563,615
                                   =============    ===========    ============    ===========    ============    ============
Administrative Class Shares(a):
   Issued .......................      1,829,908                        109,325                        266,216
   Reinvested ...................          2,027                            253                            366
   Redeemed .....................     (1,287,973)                       (78,290)                      (184,792)
                                   -------------                   ------------                   ------------
Change in Administrative Class
 Shares .........................        543,962                         31,288                         81,790
                                   =============                   ============                   ============

------------

(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

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June 30, 2002


                                       15
                                                                          Report

Institutional Money Market Funds Annual Report
--------------------------------------------------------------------------------
Financial Highlights

                                          Investment
                                          Activities   Distributions
                                          ----------   -------------

                              Net Asset                                Net Asset
                               Value,        Net            Net         Value,
                              Beginning   Investment    Investment      End of     Total
                              of Period     Income        Income        Period     Return
                              ---------   ----------   -------------   ---------   ------
Institutional Prime Money
 Market Fund (Class I)
 Year Ended June 30,
   2002 ....................   $1.000       $0.025        $(0.025)      $1.000      2.55%
 Year Ended June 30,
   2001 ....................    1.000        0.058         (0.058)       1.000      6.01
 Year Ended June 30,
   2000 ....................    1.000        0.057         (0.057)       1.000      5.87
 April 19, 1999 to June 30,
   1999 (a) ................    1.000        0.009         (0.009)       1.000      0.94(b)
Treasury Only Money Market
 Fund (Class I)
 Year Ended June 30,
   2002 ....................    1.000        0.023         (0.023)       1.000      2.28
 Year Ended June 30,
   2001 ....................    1.000        0.054         (0.054)       1.000      5.51
 Year Ended June 30,
   2000 ....................    1.000        0.051         (0.051)       1.000      5.27
 Year Ended June 30,
   1999 ....................    1.000        0.046         (0.046)       1.000      4.69
 Year Ended June 30,
   1998 ....................    1.000        0.052         (0.052)       1.000      5.30
Government Money Market Fund
 (Class I)
 Year Ended June 30,
   2002 ....................    1.000        0.024         (0.024)       1.000      2.45
 Year Ended June 30,
   2001 ....................    1.000        0.058         (0.058)       1.000      5.93
 Year Ended June 30,
   2000 ....................    1.000        0.055         (0.055)       1.000      5.69
 Year Ended June 30,
   1999 ....................    1.000        0.050         (0.050)       1.000      5.13
 Year Ended June 30,
   1998 ....................    1.000        0.055         (0.055)       1.000      5.64
Institutional Prime Money
 Market Fund (Class S)
 Year Ended June 30,
   2002 ....................    1.000        0.023         (0.023)       1.000      2.31
 Year Ended June 30,
   2001 ....................    1.000        0.056         (0.056)       1.000      5.80
 April 10, 2000 to June 30,
   2000 (a) ................    1.000        0.014         (0.014)       1.000      1.38(b)
Treasury Only Money Market
 Fund (Class S)
 Year Ended June 30,
   2002 ....................    1.000        0.020         (0.020)       1.000      2.04
 Year Ended June 30,
   2001 ....................    1.000        0.052         (0.052)       1.000      5.29
 April 10, 2000 to June 30,
   2000 (a) ................    1.000        0.012         (0.012)       1.000      1.24(b)
Government Money Market Fund
 (Class S)
 Year Ended June 30,
   2002 ....................    1.000        0.022         (0.022)       1.000      2.21
 Year Ended June 30,
   2001 ....................    1.000        0.056         (0.056)       1.000      5.71
 April 10, 2000 to June 30,
   2000 (a) ................    1.000        0.013         (0.013)       1.000      1.35(b)
Institutional Prime Money
  Market Fund
 (Administrative Class)
 November 1, 2001 to June
   30, 2002 (a) ............    1.000        0.013         (0.013)       1.000      1.29(b)
Treasury Only Money Market
 Fund (Administrative Class)
 November 1, 2001 to June
   30, 2002 (a) ............    1.000        0.011         (0.011)       1.000      1.11(b)
Government Money Market Fund
 (Administrative Class)
 November 1, 2001 to June
   30, 2002 (a) ............    1.000        0.012         (0.012)       1.000      1.21(b)

                                        Ratios/Supplementary Data
                              ----------------------------------------------
                                            Ratio of    Ratio of    Ratio of
                                  Net       Expenses      Net       Expenses
                                Assets,        to      Investment      to
                                End of      Average    Income to    Average
                                Period        Net       Average       Net
                                (000's)      Assets    Net Assets   Assets*
                              -----------   --------   ----------   --------
Institutional Prime Money
 Market Fund (Class I)
 Year Ended June 30,
   2002 ....................  $23,525,561     0.15%       2.34%       0.17%
 Year Ended June 30,
   2001 ....................   10,441,614     0.15        5.70        0.17
 Year Ended June 30,
   2000 ....................    5,209,033     0.16        6.04        0.18
 April 19, 1999 to June 30,
   1999 (a) ................       24,847     0.18(c)     4.73(c)     0.33(c)
Treasury Only Money Market
 Fund (Class I)
 Year Ended June 30,
   2002 ....................    2,575,648     0.14        2.17        0.14
 Year Ended June 30,
   2001 ....................    1,824,084     0.14        5.09        0.14
 Year Ended June 30,
   2000 ....................      818,295     0.16        5.13        0.16
 Year Ended June 30,
   1999 ....................      947,205     0.17        4.58        0.17
 Year Ended June 30,
   1998 ....................      719,570     0.15        5.18        0.15
Government Money Market Fund
 (Class I)
 Year Ended June 30,
   2002 ....................    5,951,880     0.14        2.40        0.14
 Year Ended June 30,
   2001 ....................    4,495,228     0.14        5.70        0.14
 Year Ended June 30,
   2000 ....................    3,433,100     0.16        5.54        0.16
 Year Ended June 30,
   1999 ....................    3,482,581     0.17        5.02        0.17
 Year Ended June 30,
   1998 ....................    3,712,252     0.15        5.48        0.15
Institutional Prime Money
 Market Fund (Class S)
 Year Ended June 30,
   2002 ....................      921,196     0.39        2.22        0.42
 Year Ended June 30,
   2001 ....................      541,712     0.35        5.08        0.42
 April 10, 2000 to June 30,
   2000 (a) ................       44,707     0.35(c)     6.29(c)     0.44(c)
Treasury Only Money Market
 Fund (Class S)
 Year Ended June 30,
   2002 ....................      138,436     0.38        1.89        0.39
 Year Ended June 30,
   2001 ....................       97,251     0.35        5.30        0.40
 April 10, 2000 to June 30,
   2000 (a) ................      122,569     0.35(c)     5.53(c)     0.41(c)
Government Money Market Fund
 (Class S)
 Year Ended June 30,
   2002 ....................      699,907     0.37        2.24        0.39
 Year Ended June 30,
   2001 ....................      778,727     0.35        5.33        0.39
 April 10, 2000 to June 30,
   2000 (a) ................      215,079     0.35(c)     5.97(c)     0.40(c)
Institutional Prime Money
 Market Fund
 (Administrative Class)
 November 1, 2001 to June
   30, 2002 (a) ............      543,963     0.25(c)     1.83(c)     0.27(c)
Treasury Only Money Market
 Fund (Administrative Class)
 November 1, 2001 to June
   30, 2002 (a) ............       31,289     0.24(c)     1.59(c)     0.24(c)
Government Money Market Fund
 (Administrative Class)
 November 1, 2001 to June
   30, 2002 (a) ............       81,789     0.24(c)     1.72(c)     0.24(c)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       16
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Institutional Money Market Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
1. Organization:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Class S, Administrative Class, and Service Class. The Funds are each authorized to issue Class I, Class S, and Administrative Class shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      Security Valuation

      Securities are valued utilizing the amortized cost method which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

      Repurchase Agreements

      The Funds (except for the Treasury Only Money Market Fund) may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations with counterparties approved by the board of directors, consistent with the Fund's investment policy.

      Securities Lending

      To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government Agency securities and letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justified the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending
Continued

Institutional Money Market Funds Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements, continued

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       17
                                                                          Report

      program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from borrowers. As of June 30, 2002, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                       Market
                                                                       Value          Market
                                                                     of Loaned         Value
       Fund                                                          Securities    of Collateral
       ----                                                          ----------    -------------
       Treasury Only Money Market Fund ............................   $598,039       $627,771
       Government Money Market Fund ...............................        149            152

      The loaned securities were fully collateralized by U.S. government securities as of June 30, 2002.

      Security Transactions and Related Income

      Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

      Expenses

      Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

      Dividends and Distributions to Shareholders

      Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

      Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

      Federal Income Taxes

      The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. Investment Advisory, Administration, and Shareholder Servicing Agreements:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund; and 0.10% of the average daily net assets of the Institutional Prime Money Market Fund.

   The Trust and One Group Administrative Services, Inc., (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of the Funds' average daily net assets.

   The Funds' Class S and Administrative Class shares have distribution plans (the "Plans") pursuant to which the Funds pay various shareholder servicing agents, which may include the Advisor and its affiliates, a fee at an annual rate not to exceed 0.25% of the average daily net assets of the outstanding Class S shares and 0.10% of the average daily net assets of the
Continued

Institutional Money Market Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       18
Report

   outstanding Administrative Class shares. Pursuant to the terms of the Plan, the shareholder servicing agents have agreed to provide certain services to the holders of these shares.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses.

4. Line of Credit:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million which expires October 15, 2002. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of June 30, 2002, there were no loans outstanding.

5. Federal Tax Information:

   The tax character of distributions paid during the fiscal year ended June 30, 2002 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                            Distributions paid from:
                                         ------------------------------                                       Total
                                         Net Investment   Net Long Term   Total Taxable   Tax Return of   Distributions
                                             Income       Capital Gains   Distributions      Capital          Paid
                                         --------------   -------------   -------------   -------------   -------------
    Institutional Prime MMKT ..........     $436,857           $--          $436,857           $--          $436,857
    Treasury Only MMKT ................       56,307            --            56,307            --            56,307
    Government MMKT ...................      153,941            --           153,941            --           153,941

   As of June 30, 2002 the components of accumulated earnings/(deficit) on a tax basis was as follows (amounts in thousands):

                                                    Undistributed                                                    Total
                                    Undistributed     Long-Term                   Accumulated                     Accumulated
                                      Ordinary         Capital      Accumulated   Capital and    Distributions     Earnings/
                                       Income           Gains        Earnings     Other Losses      Payable        (Deficit)
                                    -------------   -------------   -----------   ------------   --------------   -----------
    Institutional Prime MMKT .....     $39,605           $--          $39,605         $ --          $(39,264)        $341
    Treasury Only MMKT ...........       3,756            --            3,756           (5)           (3,730)          21
    Government MMKT ..............       9,568            --            9,568          (27)           (9,447)          94

   As of June 30, 2002, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                       Amount    Expires
                                                                       ------    -------
         Treasury Only Money Market..................................    $5       2010

       Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2002, the Funds deferred to July 1, 2002 post October capital losses of (amounts in thousands):

                                                                         Capital Losses
                                                                         --------------
         Government Money Market.....................................         $27

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       19
                                                                          Report

--------------------------------------------------------------------------------
Institutional Money Market Funds Annual Report
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund and the Government Money Market Fund (three series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian, provide a reasonable basis for the opinion.

PricewaterhouseCoopers LLP
Chicago, Illinois
August 14, 2002

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       20
Report

Institutional Money Market Funds Annual Report
--------------------------------------------------------------------------------

Trustees

Name and Address(1)
Birthdate
Time Served with the Trust    Principal Occupation During the Past Five Years    Other Directorships Held by Trustee
----------------------------  -----------------------------------------------  ----------------------------------------
Peter C. Marshall             From March 2002 until present, self-employed as                    None
12/10/42                      a business consultant. From March 2000 to
5/16/94-present               February 2002, Senior Vice President, W.D.
                              Hoard, Inc. (corporate parent of DCI Marketing,
                              Inc.). From November 1993 to March 2000,
                              President DCI Marketing, Inc.

Charles I. Post               Since July 1986, self-employed as a business                       None
2/10/28                       consultant.
5/16/94-present

Frederick W. Ruebeck          Since April 2000, advisor, Jerome P. Green &                       None
10/8/39                       Associates, LLP (a broker-dealer). From January
5/16/94-present               2000 to April 2000, self-employed as a
                              consultant. From June 1988 to December 1999,
                              Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.           Since 1995, President, Kenyon College.                             None
9/11/46
6/25/97-present

John F. Finn                  Since 1975, President of Gardner, Inc.                  Director, Cardinal Health
11/5/47                       (wholesale distributor to outdoor power
5/21/98-present               equipment industry).

Marilyn McCoy                 Since 1985,Vice President of Administration and                    None
3/18/48                       Planning, Northwestern University.
4/28/99-present

Julius L. Pallone             Since 1994, President, J.L. Pallone Associates                     None
5/26/30                       (insurance consultant).
4/28/99-present

Donald L. Tuttle              Since 1995, Vice President, Association for                        None
10/6/34                       Investment Management and Research.
4/28/99-present

------------
(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, Ohio 43240. As of June 30, 2002, there were 57 portfolios within the Fund complex.
Continued

ONE GROUP MUTUAL FUNDS Institutional Money Market Funds Annual Report June 30, 2002


                                       21
                                                                          Report

Institutional Money Market Funds Annual Report
--------------------------------------------------------------------------------
Officers

Name and Address(1)
Birthdate
Position Held and
Time Served with the Trust           Principal Occupation During the Past Five Years
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 until present, Chief Financial Officer of
11/13/57                       Banc One Investment Management Group and Senior Managing
President                      Director of Banc One Investment Advisors Corporation. From
1/1/00-present                 October 1999 to present, Chief Executive Officer and
                               President, One Group Administrative Services, Inc. and Chief
                               Executive Officer and President, One Group Dealer Services,
                               Inc.; August 1994 to October 1999, Senior Managing Director,
                               Banc One Investment Advisors Corporation.

Robert L. Young                From November 2001 until present, Senior Managing Director
1/17/63                        and Chief Operating Officer of One Group Mutual Funds for
Vice President                 Banc One Investment Management Group. From October 1999 to
and Treasurer                  present, Vice President and Treasurer, One Group
1/1/01-present                 Administrative Services, Inc., and Vice President and
                               Treasurer, One Group Dealer Services, Inc.; December 1996 to
                               October 1999, Managing Director of Mutual Fund
                               Administration, Banc One Investment Advisors Corporation.

Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel to Bank One Corporation.
1/1/00-present

Gary R. Young                  From October 1999 to present, Director Mutual Fund Financial
8/19/69                        Administration, One Group Administrative Services, Inc.;
Assistant Treasurer            December 1998 to October 1999, Director, Mutual Fund
and Assistant Secretary        Financial Administration, Banc One Investment Advisors
1/1/00-present                 Corporation; January 1995 to December 1998, Vice President
                               and Manager of Mutual Fund Accounting, Custody and Financial
                               Administration, First Chicago NBD Corporation.

Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00-present

Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00-present                 Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.

------------
(1) The address of each Officer is 1111 Polaris Parkway, Columbus, Ohio 43240. As of June 30, 2002, there were 57 portfolios within the Fund complex.

            One Group Mutual Funds are distributed by
            One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

            Call Investor Services at The One Group
            Sales and Service Center
            at 1-877-691-1118 for a prospectus
            containing complete information
            about charges and expenses. Read
            carefully before investing. Past
            performance is no guarantee of
            future results.

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            Banc One
            Investment
            Advisors
            Corporation
            TOG-F-033-AN (8/02)